DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs [Abstract]
Debt arrangement fees, gross	$ 1,005	$ 1,005
Accumulated amortization	(980)	(961)
Debt arrangement fees, net	$ 25	$ 44